LVIP Wellington SMID Cap Value Fund
Schedule of Investments
March 31, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.37%
Aerospace & Defense–4.44%
Curtiss-Wright Corp.	25,272	$ 3,794,844
Howmet Aerospace, Inc.	173,009	6,217,943
Spirit AeroSystems Holdings, Inc. Class A	113,030	5,526,037
		15,538,824
Airlines–1.06%
†JetBlue Airways Corp.	247,723	3,703,459
		3,703,459
Auto Components–2.13%
Gentex Corp.	133,039	3,880,748
†Visteon Corp.	32,585	3,556,001
		7,436,749
Banks–10.88%
Ameris Bancorp	84,938	3,727,080
Atlantic Union Bankshares Corp.	109,395	4,013,703
Cadence Bank	178,005	5,208,426
SouthState Corp.	56,537	4,612,854
Synovus Financial Corp.	103,200	5,056,800
†Triumph Bancorp, Inc.	24,485	2,302,080
Webster Financial Corp.	52,859	2,966,447
Western Alliance Bancorp	62,731	5,195,381
Zions Bancorp NA	75,911	4,976,725
		38,059,496
Building Products–2.75%
†Builders FirstSource, Inc.	89,078	5,749,094
†JELD-WEN Holding, Inc.	119,440	2,422,243
†PGT Innovations, Inc.	80,162	1,441,313
		9,612,650
Chemicals–2.30%
Celanese Corp.	28,983	4,140,801
FMC Corp.	29,804	3,921,313
		8,062,114
Commercial Services & Supplies–2.00%
†Clean Harbors, Inc.	62,650	6,994,246
		6,994,246
Communications Equipment–3.77%
†F5, Inc.	26,343	5,504,370
†Lumentum Holdings, Inc.	78,577	7,669,115
		13,173,485
Construction & Engineering–0.69%
†Fluor Corp.	84,341	2,419,743
		2,419,743
Diversified Consumer Services–0.70%
H&R Block, Inc.	94,018	2,448,229
		2,448,229
Diversified Financial Services–1.61%
Voya Financial, Inc.	84,664	5,617,456
		5,617,456
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities–3.68%
Alliant Energy Corp.	71,003	$ 4,436,268
Evergy, Inc.	60,495	4,134,228
Portland General Electric Co.	78,194	4,312,399
		12,882,895
Electrical Equipment–1.24%
Regal Rexnord Corp.	29,138	4,335,152
		4,335,152
Electronic Equipment, Instruments & Components–1.23%
†II-VI, Inc.	59,444	4,309,096
		4,309,096
Equity Real Estate Investment Trusts–10.14%
American Assets Trust, Inc.	53,902	2,042,347
American Campus Communities, Inc.	73,277	4,101,314
Americold Realty Trust	116,496	3,247,908
Essential Properties Realty Trust, Inc.	173,554	4,390,916
First Industrial Realty Trust, Inc.	51,993	3,218,887
Gaming & Leisure Properties, Inc.	138,032	6,477,842
Host Hotels & Resorts, Inc.	315,014	6,120,722
†Ryman Hospitality Properties, Inc.	63,330	5,875,124
		35,475,060
Food & Staples Retailing–1.66%
†U.S. Foods Holding Corp.	154,575	5,816,657
		5,816,657
Food Products–0.61%
†Sovos Brands, Inc.	151,729	2,151,517
		2,151,517
Health Care Equipment & Supplies–3.75%
†Avanos Medical, Inc.	101,410	3,397,235
†Haemonetics Corp.	58,982	3,728,842
†Integra LifeSciences Holdings Corp.	93,123	5,984,084
		13,110,161
Health Care Providers & Services–5.13%
†Acadia Healthcare Co., Inc.	56,343	3,692,157
Encompass Health Corp.	108,817	7,737,977
†Molina Healthcare, Inc.	19,482	6,499,000
		17,929,134
Hotels, Restaurants & Leisure–4.03%
Bloomin' Brands, Inc.	91,694	2,011,766
†Denny's Corp.	242,930	3,476,328
†Six Flags Entertainment Corp.	110,959	4,826,717
Wyndham Hotels & Resorts, Inc.	44,851	3,798,431
		14,113,242
LVIP Wellington SMID Cap Value Fund–1

LVIP Wellington SMID Cap Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance–9.86%
Aegon NV	1,336,585	$ 7,070,535
†Alleghany Corp.	11,150	9,444,050
Assurant, Inc.	25,578	4,650,848
Hanover Insurance Group, Inc.	40,180	6,007,713
James River Group Holdings Ltd.	38,187	944,746
Kemper Corp.	69,018	3,902,278
Lancashire Holdings Ltd.	435,376	2,454,934
		34,475,104
Interactive Media & Services–1.73%
†Cargurus, Inc.	108,547	4,608,905
†Taboola.com Ltd.	280,004	1,444,821
		6,053,726
IT Services–1.16%
†FleetCor Technologies, Inc.	16,254	4,048,221
		4,048,221
Life Sciences Tools & Services–1.51%
†Syneos Health, Inc.	65,244	5,281,502
		5,281,502
Machinery–5.76%
†Colfax Corp.	103,403	4,114,405
Ingersoll Rand, Inc.	77,729	3,913,655
John Bean Technologies Corp.	29,797	3,530,051
Kennametal, Inc.	121,789	3,484,383
†Middleby Corp.	31,054	5,090,993
		20,133,487
Metals & Mining–1.72%
Reliance Steel & Aluminum Co.	32,861	6,025,064
		6,025,064
Oil, Gas & Consumable Fuels–4.93%
Coterra Energy, Inc.	235,086	6,340,269
†Delek U.S. Holdings, Inc.	86,964	1,845,376
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Diamondback Energy, Inc.	20,775	$ 2,847,837
Marathon Oil Corp.	248,026	6,227,933
		17,261,415
Professional Services–1.88%
Leidos Holdings, Inc.	60,739	6,561,027
		6,561,027
Road & Rail–0.66%
Knight-Swift Transportation Holdings, Inc.	45,657	2,303,852
		2,303,852
Semiconductors & Semiconductor Equipment–2.60%
†Cirrus Logic, Inc.	49,372	4,186,252
MKS Instruments, Inc.	32,748	4,912,200
		9,098,452
Textiles, Apparel & Luxury Goods–2.02%
Columbia Sportswear Co.	42,075	3,809,050
Steven Madden Ltd.	84,073	3,248,580
		7,057,630
Trading Companies & Distributors–1.74%
†AerCap Holdings NV	120,973	6,082,522
		6,082,522
Total Common Stock (Cost $265,478,892)		347,571,367

MONEY MARKET FUND–0.53%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.25%)	1,854,716	1,854,716
Total Money Market Fund (Cost $1,854,716)		1,854,716

TOTAL INVESTMENTS–99.90% (Cost $267,333,608)	349,426,083
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.10%	341,783
NET ASSETS APPLICABLE TO 11,157,606 SHARES OUTSTANDING–100.00%	$349,767,866

† Non-income producing.

Summary of Abbreviations:
IT–Information Technology
See accompanying notes.
LVIP Wellington SMID Cap Value Fund–2

LVIP Wellington SMID Cap Value Fund
Notes
March 31, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Wellington SMID Cap Value Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Wellington SMID Cap Value Fund–3

LVIP Wellington SMID Cap Value Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$15,538,824	$—	$—	$15,538,824
Airlines	3,703,459	—	—	3,703,459
Auto Components	7,436,749	—	—	7,436,749
Banks	38,059,496	—	—	38,059,496
Building Products	9,612,650	—	—	9,612,650
Chemicals	8,062,114	—	—	8,062,114
Commercial Services & Supplies	6,994,246	—	—	6,994,246
Communications Equipment	13,173,485	—	—	13,173,485
Construction & Engineering	2,419,743	—	—	2,419,743
Diversified Consumer Services	2,448,229	—	—	2,448,229
Diversified Financial Services	5,617,456	—	—	5,617,456
Electric Utilities	12,882,895	—	—	12,882,895
Electrical Equipment	4,335,152	—	—	4,335,152
Electronic Equipment, Instruments & Components	4,309,096	—	—	4,309,096
Equity Real Estate Investment Trusts	35,475,060	—	—	35,475,060
Food & Staples Retailing	5,816,657	—	—	5,816,657
Food Products	2,151,517	—	—	2,151,517
Health Care Equipment & Supplies	13,110,161	—	—	13,110,161
Health Care Providers & Services	17,929,134	—	—	17,929,134
Hotels, Restaurants & Leisure	14,113,242	—	—	14,113,242
Insurance	32,020,170	2,454,934	—	34,475,104
Interactive Media & Services	6,053,726	—	—	6,053,726
IT Services	4,048,221	—	—	4,048,221
Life Sciences Tools & Services	5,281,502	—	—	5,281,502
Machinery	20,133,487	—	—	20,133,487
Metals & Mining	6,025,064	—	—	6,025,064
Oil, Gas & Consumable Fuels	17,261,415	—	—	17,261,415
Professional Services	6,561,027	—	—	6,561,027
Road & Rail	2,303,852	—	—	2,303,852
Semiconductors & Semiconductor Equipment	9,098,452	—	—	9,098,452
Textiles, Apparel & Luxury Goods	7,057,630	—	—	7,057,630
Trading Companies & Distributors	6,082,522	—	—	6,082,522
Money Market Fund	1,854,716	—	—	1,854,716
Total Investments	$346,971,149	$2,454,934	$—	$349,426,083
There were no Level 3 investments at the beginning or end of the period.
As a result of utilizing International fair value pricing at March 31, 2022, a portion of the Fund’s common stock investments was categorized as Level 2.
LVIP Wellington SMID Cap Value Fund–4